Non-controlling interests	12 Months Ended
Dec. 31, 2015
Non-controlling interests [Abstract]
Non-controlling interest

25. Non-controlling interests

As of December 31, 2014 and 2015, the non-controlling interests consisted of the following:

	Ownership	December 31, 2014	December 31, 2015
		US$	US$
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	10%	19,392	18,819
Kunming Huaxia Xinyuan Real Estate Co., Ltd.	20%	48	-